Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Current assets:
Cash and equivalents	$ 185,240	$ 443,322
Accounts receivable, net		10,491,664
Prepayments, other receivables and other current assets	3,387,091	538,195
Inventories, net	14,668,535	3,842,072
Total current assets	18,240,866	15,315,253
Non-current assets:
Property, plant and equipment, net	9,816	26,568
Deferred offering costs		854,684
Right-of-use assets, net	18,534	123,446
Deferred tax assets,net	19,734
Total non-current assets	48,084	1,004,698
Total Assets	18,288,950	16,319,951
Current Liabilities:
Accounts payable	209
Taxes payable	88,214	2,676,376
Other payables and accrued liabilities	144,372	56,207
Lease liabilities – current	18,665	108,227
Total current liabilities	251,460	2,840,810
Non-current liabilities:
Deferred tax liabilities		266
Lease liabilities – non current		18,659
Total non-current liabilities		18,925
Total liabilities	251,460	2,859,735
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-up capital	17,955,536
Accumulated other comprehensive loss	(29,822)	(15,584)
Retained earnings	86,051	13,455,800
Total shareholders’ equity	18,037,490	13,460,216
Total liabilities and shareholders’ equity	18,288,950	16,319,951
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	17,225	11,500
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	$ 8,500	$ 8,500